Label	Element	Value
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $532.94 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $681.90 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.80%)